SCHEDULE OF CONVERSION DEBT (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Short-Term Debt [Line Items]
Conversion price	$ 0.06585
2021 Notes [Member]
Short-Term Debt [Line Items]
Shares	849,340
Conversion price	$ 117.40
Redemption value	$ 13,521,834
2021 Notes [Member] | Note One [Member]
Short-Term Debt [Line Items]
Conversion date	Mar. 31, 2022
Shares	235,428
Conversion price	$ 27.07
Redemption value	$ 6,372,700
2021 Notes [Member] | Note Two [Member]
Short-Term Debt [Line Items]
Conversion date	Jun. 30, 2022
Shares	274,058
Conversion price	$ 17.61
Redemption value	$ 4,826,053
2021 Notes [Member] | Note Three [Member]
Short-Term Debt [Line Items]
Conversion date	Sep. 30, 2022
Shares	339,854
Conversion price	$ 6.84
Redemption value	$ 2,323,081
2022 Notes [Member]
Short-Term Debt [Line Items]
Shares	88,584
Conversion price		$ 10.90
Redemption value	$ 357,701
2022 Notes [Member] | Note One [Member]
Short-Term Debt [Line Items]
Conversion date	Sep. 30, 2022
Shares	88,584
Conversion price	$ 4.04
Redemption value	$ 357,701